Share-based Payment Arrangements - Summary of Long Term Incentive Plan (Detail) - shares	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Long Term Incentive Plan Granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	1,160,001	1,479,334
Awards forfeited	(253,000)	(319,333)
Ending balance	907,001	1,160,001
Balance exercisable, end of period	1,354,333	815,000
Long Term Incentive Plan Granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	168,089	241,142
Awards granted	241,142
Awards forfeited	(38,466)	(73,053)
Ending balance	129,623	168,089
Balance exercisable, end of period	136,410	56,030
Long Term Incentive Plan Granted in 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	491,020
Awards granted	491,020	491,020
Awards forfeited	(104,070)
Ending balance	386,950	491,020
Balance exercisable, end of period	163,673